Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

Basis of Preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”). The Company has adopted IFRS as issued by IASB for the annual period beginning on January 1, 2017. In accordance with IFRS 1 First-time adoption of IFRS, the Company’s transition date to IFRS is January 1, 2016. Prior to the adoption of IFRS, the Company prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S.GAAP”). These are the Company’s first consolidated financial statements prepared in accordance with IFRSs including IFRS No. 1, First-time adoption of International Financial Reporting Standards. Reconciliations and descriptions of the effect of the transition on the Company’s assets, liabilities, equity, and comprehensive income are provided in Note 4.

The preparation of financial statements requires the use of critical accounting estimates. Management also needs to exercise judgement in applying Gravity’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

Consolidation

The Company has prepared the consolidated financial statements in accordance with IFRS 10 Consolidated Financial Statements.

Subsidiaries are all entities over which Gravity has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Gravity. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Company. The consideration transferred is measured at the fair values of the assets transferred, and identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. All other non-controlling interests are measured at fair values, unless otherwise required by other standards. Acquisition-related costs are expensed as incurred.

The excess of consideration transferred, amount of any non-controlling interest in the acquired entity and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recoded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the profit or loss as a bargain purchase.

Intercompany transactions, balances and unrealized gains on transactions between consolidated companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by Gravity.

Foreign Currency Translation

Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which each entity operates (the “functional currency”). The consolidated financial statements are presented in Korean Won, which is the Parent Company’s functional currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.

Finance Income and Finance Costs

Finance income comprises interest income, unrealized foreign currency gain, and gain on foreign currency transaction. Finance costs comprise unrealized foreign currency loss and loss on foreign currency transaction. The Company presents all foreign exchange gains and losses in finance income and finance costs.

Segment Reporting

Information of each operating segment is reported in a manner consistent with the internal business segment reporting provided to the chief operating decision-maker (Note 21). The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments.

Cash and cash equivalents

Cash and cash equivalents consist of cash held, bank deposits and floating short-term investment assets with an expiration date of less than three months upon acquisition.

Financial Assets

Classification and measurement

The Company classifies its financial assets into the following categories: financial assets at fair value through profit or loss, available-for-sale financial assets, loans and receivables, and held-to-maturity financial assets. Regular way purchases and sales of financial assets are recognized as of the trade date, the date on which the Company commits to purchase or sell the asset.

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss. Available-for-sale financial assets and financial assets at fair value through profit or loss are subsequently carried at fair value. And, loans and receivables and held-to-maturity investments are subsequently carried at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are recognized in profit or loss within other income or other expenses. Gains or losses arising from changes in the available-for-sale financial assets are recognized in other comprehensive income, and amounts are reclassified to profit or loss when the associated assets are sold or impaired.

Impairment

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or a group of financial assets that can be reliably estimated.

Impairment of loans and receivables is presented as a deduction in an allowance account, and impairment of other financial assets is directly deducted from their carrying amount. The Company writes off financial assets when the assets are determined to be no longer recoverable.

The Company considers that there is objective evidence of impairment if the debtor has significant financial difficulties of the debtor, or delinquency in interest or principal payments.

Derecognition

If a transfer does not result in derecognition because the Company has retained substantially all the risks and rewards of ownership of the transferred asset, the Company continues to recognize the transferred asset in its entirety and recognizes a financial liability for the consideration received. For the years ended December 31, 2017 and 2016, there were no transfers of financial assets.

Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statements of financial position where there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty. For the years ended December 31, 2017 and 2016, there were no offsetting of financial instruments.

Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the assets.

Depreciation of all property and equipment, except for land, is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives as follows:

Computer and equipment	4 years
Furniture and fixtures	4 years
Leasehold improvements	4 years

The assets’ depreciation method, residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Intangible assets

Intangible assets, except for goodwill, are initially recognized at its historical cost, and carried at cost less accumulated amortization and accumulated impairment losses.

The Company amortizes intangible assets with a definite useful life using the straight-line method over the following periods:

Software	3 years
Industrial property rights	10 years
License	3 years
Other intangible assets	3 years

Royalties and licenses

The Company entered into a game licensing agreement with number of third parties to gain exclusive rights to the games developed by other companies, 'Licensors'. The contracts with some licensors include initial upfront license fees, and/or minimum guaranteed royalty payments, which are creditable against the amount of running royalty calculated as certain percentage of the Company's revenue. The license fee payments and minimum guaranteed royalty payments are initially recorded as 'License' and 'Other non-current asset', respectively. Running royalty obligation over the guaranteed minimum payment is accrued as incurred and subsequently paid.

The royalty-based obligations are generally expensed to cost of revenue generally at the greater of the contractual rate or a straight-line basis over the term of the contract when the contract includes minimum guaranteed royalty payments. The license payments are generally expensed to cost of revenue generally at a straight-line basis over the term of the contract.

The Company evaluate the expected future realization of these assets using discounted cash flows. If impairment exists, then the assets are written down to fair value less cost of disposal.

Impairment of Non-financial Assets

Goodwill and intangible assets that have an indefinite useful life or not yet available for use, are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal or value in use. Non-financial assets other than goodwill that have been impaired are reviewed for possible reversal of the impairment at the end of each reporting period.

Financial Liabilities

Classification and measurement

The Company’s financial liabilities at fair value through profit or loss are financial instruments held for trading. A financial liability is held for trading if it is incurred principally for the purpose of repurchasing in the near term. A derivative that is not a designated as hedging instruments and an embedded derivative that is separated are also classified as held for trading.

The Company classifies non-derivative financial liabilities, except for financial liabilities at fair value through profit or loss, financial guarantee contracts and financial liabilities that arise when a transfer of financial assets does not qualify for derecognition, as financial liabilities carried at amortized cost and present as ‘accounts payables’ and ‘other liabilities’ in the statement of financial position.

Derecognition

Financial liabilities are removed from the statement of financial position when they are extinguished; for example, when the obligation specified in the contract is discharged, cancelled or expired or when the terms of an existing financial liability are substantially modified.

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material). The discount rate used is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in profit or loss as borrowing cost.

At the end of each reporting period, the remaining provision balance is reviewed and assessed to determine if the current best estimate is being recognized. If the existence of an obligation to transfer economic benefit is no longer probable, the related provision is reversed during the period.

As of December 31, 2017, 2016 and January 1, 2016, there are no material provision balances on the consolidated statements of financial position.

Current and Deferred Tax

The tax expense for the period consists of current and deferred tax. Current and deferred taxes are recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In these cases, the tax is also recognized in other comprehensive income or directly in equity, respectively.

The tax expense is measured at the amount expected to be paid to the taxation authorities, using the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Company recognizes current income tax on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred tax assets are recognized only if it is probable that future taxable income will be available to utilize those temporary differences.

The Company recognizes a deferred tax liability all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint arrangements, except to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. In addition, The Company recognizes a deferred tax asset for all deductible temporary differences arising from such investments to the extent that it is probable the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends to settle on a net basis.

Employee Benefits

Salaries

During the accounting period, during which employees provide work services to generate the right to annual paid vacation, the Company recognizes the costs and liabilities associated with annual paid vacation.

Defined contribution plan

The Company operates defined contribution plan for certain employees and directors in Korea. Gravity and NeoCyon introduced a defined contribution plan in 2005 and 2011, respectively, and provide an individual account for each participant. The Company pays contribution to publicly or privately administered pension insurance plans on a mandatory or contractual basis. The Company has no further payment obligation once the contribution has been paid. Contributions to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.

Revenue Recognition

The Company recognizes revenue when it is probable that future economic benefits will flow to the Company and the amount of revenue can be reliably measured. The Company derives revenue principally from online and mobile subscription revenues from Ragnarok Online and Ragnarok Online intellectual property (“IP”)-based games paid by users in Korea, Taiwan and the United States and Canada, and royalties and license fees paid by the licensee of the Company in overseas markets.

Online games—subscription revenue

Players can access certain games free of charge, but may purchase game points to acquire in-game premium features. Subscription revenue consists of revenues from (i) micro-transactions, and (ii) subscription fees from Internet cafés. Micro-transaction fees for consumable in-game items are deferred when purchased, and then recognized as revenue as they are used in the games while permanent in-game items are recognized ratably as revenues over the estimated life cycle of game users. Prepaid subscription fees from Internet cafés are deferred and recognized as revenue on a monthly basis based on actual hours used.

Online games—royalties and license fees

The Company licenses the right to distribute, promote, and market its local version of games in overseas countries in exchange for an initial upfront license fee and/or guaranteed minimum royalties. The upfront license fee and/or guaranteed minimum royalties are recorded as deferred revenue and recognized ratably over the license period. When the running royalty revenue based on the contractual royalty rate and the actual revenue of the licensee exceeds the ratably recognized guaranteed minimum, the excess is then recognized as revenue and accounts receivable.

Mobile games and applications revenue

Mobile games and applications revenue consists of (i) revenues from micro-transactions that users purchase in cases where the Company directly provides mobile game services to users; (ii) royalties and license fees from licensees to which the Company licenses the right to distribute, promote, and market its local version of mobile games in overseas countries; (iii) royalties and license fees from licensees to which the Company licenses the right to use the original game and intellectual property (“IP”) to develop new games and distribute, promote, and market those newly developed games; (iv) revenues from contract development services provided by the Company to third parties, such as developing games embedded in mobile phones, mobile applications, and sound for mobile phones and appliances; (v) revenues from mobile games operation services for third parties.

Revenues from micro-transactions and royalties and license fees from licensees are recognized in line with those of Online games. Revenues from contract development services are recognized when the services have been rendered and the customers can begin use in accordance with the contractual terms. Revenues from mobile application development service are recognized by measuring progress-to-completion under the percentage-of-completion method. The stage of completion is measured by reference to the costs incurred up to the end of the reporting period as a percentage of total estimated costs for each contract. Revenues from mobile games operation service are based on an agreed percentage of each of the licensors’ revenues based on the licensor’s sales from the mobile games the Company operates on their behalf and recognized on a monthly basis.

Character merchandising, animation and other revenue

Character merchandising, animation and other revenue consists of revenue from sales of console games, game character merchandising, animation and other services, including sales of goods related to mobile phones and website development and operation services for third parties.

Revenue from sales of console games is derived from a specified percentage of the publisher’s sales after deductibles, including payments to the platform holder and others, and recognized on a quarterly basis as they are earned by the publisher. Royalty payments from game character merchandising are recognized on a quarterly basis as they are earned by the licensee. Contract prices for the Company’s services provided to third parties are recognized when the products or services have been delivered or rendered and the customers can begin their use in accordance with the contractual terms.

Research and development expenses

Research and development expenses consist primarily of payroll and other overhead expenses which are all expensed as incurred. Research and development expenses for a game development are capitalized only after the technological feasibility of the game is established. The technological feasibility of the game is not established until substantially all development is complete, which is generally when it is ready for open beta testing.

Lease

A lease is an agreement, whereby the lessor conveys to the lessee, in return for a payment or series of payments, the right to use an asset for an agreed period of time. Leases in which a significant portion of the risks and rewards of ownership are not transferred to the Company are classified as operating leases. Payments made under operating leases are charged to expenses on a straight-line basis over the period of lease

Earnings per share

Basic earnings per share is calculated by dividing profit attributable to owners of the Parent by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding, increased by common stock equivalents. However, for the years ended December 31, 2017 and 2016, there have been no common stock equivalents outstanding.

Approval of the Financial Statements

The 2017 consolidated financial statements were approved by the Board of Directors on April 27, 2018.

New standards and interpretations not yet adopted by the Company

Certain new accounting standards and interpretations that have been published but are not mandatory for the annual reporting period commencing January 1, 2017 and have not been early adopted by the Company are set out below.

(i) IFRS 15 Revenue from Contracts with Customers

The Company will apply IFRS 15 Revenue from Contracts with Customers issued in May 2014 and amended in September 2015 for annual reporting periods beginning on or after January 1, 2018. Earlier adoption is permitted under IFRS. This standard replaces IAS 18 Revenue, IAS 11 Construction Contracts, SIC Interpretation 31 Revenue-Barter Transactions Involving Advertising Services, IFRIC Interpretation 13 Customer Loyalty Programs, IFRIC Interpretation 15 Agreements for the Construction of Real Estate and IFRIC Interpretation 18 Transfers of assets from customers. The Company must apply IFRS 15 Revenue from Contracts with Customers within annual reporting periods beginning on or after January 1, 2018, and will elect the modified retrospective approach which will recognize the cumulative impact of initially applying the revenue standard as an adjustment to retained earnings as of January 1, 2018, the period of initial application.

In order to prepare for the adoption of IFRS 15, the Company formed a task force consisting of members from the accounting department and other relevant departments, as necessary. Beginning in September 2017, the Company performed a detailed impact analysis of the financial effects of adopting the standard. In addition to the accounting and financial reporting impact, the Company also analyzed the impact of IFRS 15 on their internal controls, based on the Company’s revenue structure and processes. IFRS 15 will affect not only accounting methods but also general business practices, including the execution of new contracts and overall business attitude. Therefore, the Company has launched an orientation and training program for both the Company’s directors and employees.

As a result of the analysis, the Company identified the following area that is likely to be impacted by the adoption of IFRS 15.

The accounting for royalties and license fees from game licensing contracts. The Company licenses the right to distribute and market its local version of games to overseas licensees (“game licensing contracts”) in exchange for an initial prepaid license fee and/or guaranteed minimum royalty payments. The Company generally provides its licenses with post-contract customer support on its software products, consisting of technical support and occasional unspecified upgrades, or enhancements during the contract term. The Company determined that granting a license is not distinct from other promised services in the contracts, therefore, the promise to grant a license and those other promised services together are considered a single performance obligation. Revenue is recognized over time, from commercial launch date to expiration date of contract under IAS 18 whereas it is recognized from the date when performance obligation is performed for the first time to expiration date of contract under IFRS 15.

For the year ended December 31, 2017, revenue from licensing contracts was ~~W~~ 20,464 million, which was 14% of total consolidated revenue. Based on the nature of the Company’s promise in granting a license as described above, the Company determined that the revenue from licensing contracts shall be recognized on a ratable basis over the license period in accordance with IFRS 15.

In accordance with IAS 18, license fees and royalties paid are recognized in accordance with the substance of the contract, and therefore, are recognized ratably over the license period. When the running royalty revenue based on the contractual royalty rate and the actual revenue of the licensee exceeds the ratably recognized guaranteed minimum, the excess is then recognized as revenue and accounts receivable. Although the accounting framework changes, the accounting treatment under the new standard would not be substantially changed.

The revenue recognition disclosures will significantly expand under the new standard, specifically around the quantitative and qualitative information about reconciliation of contract balances, changes in contract assets and liabilities and disaggregation of revenue. The Company will continue to evaluate these requirements.

(ii) Amendments to IAS 28 Investments in Associates and Joint Ventures

When an investment in an associate or a joint venture is held by, or held indirectly through, an entity that is a venture capital organization, or a mutual fund, unit trust and similar entities including investment-linked insurance funds, the entity may elect to measure that investment at fair value through profit or loss in accordance with IFRS 9. The amendments clarify that an entity shall make this election separately for each associate or joint venture at initial recognition of the associate or joint venture. The Company will apply these amendments retrospectively for annual periods beginning on or after January 1, 2018, and early adoption is permitted. The Company does not expect the amendments to have a significant impact on the financial statements.

(iii) IFRIC Interpretation 22 Foreign Currency Transaction and Advance Consideration

According to IFRIC 22, the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the entity shall determine a date of the transaction for each payment or receipt of advance consideration. These enactments will be effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company does not expect the enactments to have a significant impact on the consolidated financial statements upon adoption of the amendments.

(iv) IFRS 16 Leases

IFRS 16 Leases issued in January 2016 is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. This standard will replace IAS 17 Leases, IFRIC Interpretation 4 Determining whether an Arrangement contains a Lease, SIC Interpretation 15 Operating Leases-Incentives, and SIC Interpretation 27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The Company will apply the standard for the annual period beginning on or after January 1, 2019.

At inception of a contract, the entity shall assess whether the contract is, or contains, a lease. Also, at the date of initial application, the entity shall assess whether the contract is, or contains, a lease in accordance with the standard. For a contract that is, or contains, a lease, the entity shall account for each lease component within the contract as a lease separately from non-lease components of the contract. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. The lessee may elect not to apply the requirements to short-term lease (a lease term of 12 months or less at the commencement date) and low value assets. The Company is currently evaluating the impact of adoption on the consolidated financial statements upon adoption of the standard.

(v) IFRS 9 Financial Instruments

The new standard for financial instruments issued in July 2014 is effective for annual periods beginning on or after January 1, 2018 with early adoption permitted. This standard will replace IAS 39 Financial Instruments: Recognition and Measurement. The Company will apply the standards for annual periods beginning on or after January 1, 2018. The Company will apply practical expedients permitted by the standard.

IFRS 9 Financial Instruments impacts three main areas including: (a) classification and measurement of financial assets on the basis of the entity’s business model for managing financial assets and the contractual cash flow characteristics of the financial assets, (b) a new impairment model for financial instruments based on the expected credit losses, and (c) hedge accounting including expansion of the range of eligible hedging instruments and hedged items that qualify for hedge accounting and a change to the methodology of the hedge effectiveness assessment.

An effective implementation of IFRS 9 requires preparation processes including financial impact assessment, accounting policy establishment, accounting system development and system stabilization. The Company performed an impact assessment to identify potential financial effects of applying IFRS 9. Based on the Company’s initial assessment, the Company does not expect the adoption of IFRS 9 to have a significant impact on the consolidated financial statements.

(a)	Classification and measurement

As of December 31, 2017, the Company held Won 106,010 million in loans and receivables and Won 44,980 million in financial liabilities, which is measured at amortized cost. The Company expects that the financial assets and liabilities will continue with their respective classification and measurements upon the adoption of IFRS 9.

(b)	Impairment

This new impairment model may result in an earlier recognition of credit losses on the Company’s financial assets. Based on a preliminary assessment, the application of the new impairment model may not have a significant impact on the Company.

(c)	Hedge accounting

The Company does not have any hedge relationship and therefore it may not have any impact on the Company upon the adoption.

(vi) IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation, issued in July 2017, clarifies application of recognition and measurement requirements in IAS 12. The Interpretation specifically addresses the following: (i) whether an entity considers uncertain tax treatments separately, (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities, (iii) how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and (iv) how an entity considers changes in facts and circumstances. IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available. The Company does not expect a significant impact on its financial statements on applying the interpretation.